Shareholder Report, Holdings (Details)	Jul. 31, 2025
Leader Capital Short Term High Yield Bond Fund Investor Class [Member] | Collateralized Loan Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	88.35%
Leader Capital Short Term High Yield Bond Fund Investor Class [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.12%
Leader Capital Short Term High Yield Bond Fund Investor Class [Member] | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.18%
Leader Capital Short Term High Yield Bond Fund Investor Class [Member] | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.65%
Leader Capital Short Term High Yield Bond Fund Investor Class [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.28%
Leader Capital Short Term High Yield Bond Fund Investor Class [Member] | Government [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.26%
Leader Capital Short Term High Yield Bond Fund Investor Class [Member] | Closed-End Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.12%
Leader Capital Short Term High Yield Bond Fund Investor Class [Member] | Octagon 69 Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.94%
Leader Capital Short Term High Yield Bond Fund Investor Class [Member] | OZLM XIV Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.51%
Leader Capital Short Term High Yield Bond Fund Investor Class [Member] | Flagstar Financial, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.17%
Leader Capital Short Term High Yield Bond Fund Investor Class [Member] | Allegro CLO V-S Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.15%
Leader Capital Short Term High Yield Bond Fund Investor Class [Member] | Dryden 45 Senior Loan Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.15%
Leader Capital Short Term High Yield Bond Fund Investor Class [Member] | HONO 2021-LULU Mortgage Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.12%
Leader Capital Short Term High Yield Bond Fund Investor Class [Member] | Bain Capital Credit CLO 2019-1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.62%
Leader Capital Short Term High Yield Bond Fund Investor Class [Member] | Elevation CLO 2021-12 Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.61%
Leader Capital Short Term High Yield Bond Fund Investor Class [Member] | Dryden 95 CLO Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.59%
Leader Capital Short Term High Yield Bond Fund Investor Class [Member] | Parallel 2021-1 LTD. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.57%
Leader Capital Short Term High Yield Bond Fund Institutional Class [Member] | Collateralized Loan Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	88.35%
Leader Capital Short Term High Yield Bond Fund Institutional Class [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.12%
Leader Capital Short Term High Yield Bond Fund Institutional Class [Member] | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.18%
Leader Capital Short Term High Yield Bond Fund Institutional Class [Member] | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.65%
Leader Capital Short Term High Yield Bond Fund Institutional Class [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.28%
Leader Capital Short Term High Yield Bond Fund Institutional Class [Member] | Government [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.26%
Leader Capital Short Term High Yield Bond Fund Institutional Class [Member] | Closed-End Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.12%
Leader Capital Short Term High Yield Bond Fund Institutional Class [Member] | Octagon 69 Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.94%
Leader Capital Short Term High Yield Bond Fund Institutional Class [Member] | OZLM XIV Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.51%
Leader Capital Short Term High Yield Bond Fund Institutional Class [Member] | Flagstar Financial, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.17%
Leader Capital Short Term High Yield Bond Fund Institutional Class [Member] | Allegro CLO V-S Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.15%
Leader Capital Short Term High Yield Bond Fund Institutional Class [Member] | Dryden 45 Senior Loan Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.15%
Leader Capital Short Term High Yield Bond Fund Institutional Class [Member] | HONO 2021-LULU Mortgage Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.12%
Leader Capital Short Term High Yield Bond Fund Institutional Class [Member] | Bain Capital Credit CLO 2019-1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.62%
Leader Capital Short Term High Yield Bond Fund Institutional Class [Member] | Elevation CLO 2021-12 Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.61%
Leader Capital Short Term High Yield Bond Fund Institutional Class [Member] | Dryden 95 CLO Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.59%
Leader Capital Short Term High Yield Bond Fund Institutional Class [Member] | Parallel 20212 Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.57%
Leader Capital High Quality Income Fund Investor Class [Member] | Collateralized Loan Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	74.80%
Leader Capital High Quality Income Fund Investor Class [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.54%
Leader Capital High Quality Income Fund Investor Class [Member] | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.44%
Leader Capital High Quality Income Fund Investor Class [Member] | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.43%
Leader Capital High Quality Income Fund Investor Class [Member] | Debt Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Leader Capital High Quality Income Fund Investor Class [Member] | First American Government Obligations Fund, Class X [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.44%
Leader Capital High Quality Income Fund Investor Class [Member] | Leader Capital Short Term High Yield Bond Fund, Institutional Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Leader Capital High Quality Income Fund Investor Class [Member] | NGC CLO 2024-1A, LTD. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.97%
Leader Capital High Quality Income Fund Investor Class [Member] | Petroleos Mexicanos [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.74%
Leader Capital High Quality Income Fund Investor Class [Member] | Black Diamond CLO 2024-1 Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.56%
Leader Capital High Quality Income Fund Investor Class [Member] | PGA National Resort Commerical Mortgage Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Leader Capital High Quality Income Fund Investor Class [Member] | OFSI BSL CLO XIII Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.48%
Leader Capital High Quality Income Fund Investor Class [Member] | Elevation CLO 2025-18 Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Leader Capital High Quality Income Fund Investor Class [Member] | Golub Capital Partners CLO 71 M [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.23%
Leader Capital High Quality Income Fund Investor Class [Member] | Ocean Trails CLO XV Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.23%
Leader Capital High Quality Income Fund Institutional Class [Member] | Collateralized Loan Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	74.80%
Leader Capital High Quality Income Fund Institutional Class [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.54%
Leader Capital High Quality Income Fund Institutional Class [Member] | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.44%
Leader Capital High Quality Income Fund Institutional Class [Member] | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.43%
Leader Capital High Quality Income Fund Institutional Class [Member] | Debt Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Leader Capital High Quality Income Fund Institutional Class [Member] | First American Government Obligations Fund, Class X [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.44%
Leader Capital High Quality Income Fund Institutional Class [Member] | Leader Capital Short Term High Yield Bond Fund, Institutional Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Leader Capital High Quality Income Fund Institutional Class [Member] | Petroleos Mexicanos [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.74%
Leader Capital High Quality Income Fund Institutional Class [Member] | Black Diamond CLO 2024-1 Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.56%
Leader Capital High Quality Income Fund Institutional Class [Member] | OFSI BSL CLO XIII Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.48%
Leader Capital High Quality Income Fund Institutional Class [Member] | Elevation CLO 2025-18 Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Leader Capital High Quality Income Fund Institutional Class [Member] | Golub Capital Partners CLO 71 M [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.23%
Leader Capital High Quality Income Fund Institutional Class [Member] | Ocean Trails CLO XV Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.23%
Leader Capital High Quality Income Fund Institutional Class [Member] | NGC 2024-I Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.97%
Leader Capital High Quality Income Fund Institutional Class [Member] | PGA Trust 2024-RSR2 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Leader Capital High Quality Income Fund Class A [Member] | Collateralized Loan Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	74.80%
Leader Capital High Quality Income Fund Class A [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.54%
Leader Capital High Quality Income Fund Class A [Member] | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.44%
Leader Capital High Quality Income Fund Class A [Member] | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.43%
Leader Capital High Quality Income Fund Class A [Member] | Debt Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Leader Capital High Quality Income Fund Class A [Member] | First American Government Obligations Fund, Class X [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.44%
Leader Capital High Quality Income Fund Class A [Member] | Leader Capital Short Term High Yield Bond Fund, Institutional Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Leader Capital High Quality Income Fund Class A [Member] | Petroleos Mexicanos [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.74%
Leader Capital High Quality Income Fund Class A [Member] | Black Diamond CLO 2024-1 Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.56%
Leader Capital High Quality Income Fund Class A [Member] | OFSI BSL CLO XIII Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.48%
Leader Capital High Quality Income Fund Class A [Member] | Elevation CLO 2025-18 Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Leader Capital High Quality Income Fund Class A [Member] | Golub Capital Partners CLO 71 M [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.23%
Leader Capital High Quality Income Fund Class A [Member] | Ocean Trails CLO XV Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.23%
Leader Capital High Quality Income Fund Class A [Member] | NGC 2024-I Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.97%
Leader Capital High Quality Income Fund Class A [Member] | PGA Trust 2024-RSR2 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%